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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

                        Van Eck Worldwide Insurance Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1.  Schedule of Investments.


Worldwide Emerging Markets Fund
Schedule of Portfolio Investments
September 30, 2004 (unaudited)

Country                             No. of Shares    Securities (a)                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks
BRAZIL: 5.2%
                                          129,000    Cia Vale de Rio Doce (Sponsored ADR)                             $   2,483,250
                                           75,000    Petroleo Brasileiro S.A. (Sponsored ADR)                             2,643,750
                                           90,000    Votorantim Celulose E Papel S.A. (Sponsored ADR)                     3,109,500
                                                                                                                  -----------------
                                                                                                                          8,236,500
                                                                                                                  -----------------
CHINA: 4.7%
                                        2,900,000    Aluminum Corporation of China Ltd.                                   1,878,359
                                        3,720,000    CNOOC Ltd.                                                           1,944,284
                                        1,400,000    Global Bio-Chem Technology Group Co. Ltd.                            1,068,401
                                          418,750    Global Bio-Chem Technology Group Co. Ltd. Warrants
                                                       (HKD 9.80, expiring 5/31/07) +                                        27,928
                                          740,000    Weiqiao Textile Co.                                                  1,200,636
                                        1,074,000    Yanzhou Coal Mining Co.                                              1,391,281
                                                                                                                  -----------------
                                                                                                                          7,510,889
                                                                                                                  -----------------

HONG KONG: 1.4%
                                        2,070,000    Chen Hsong Holdings Ltd.                                             1,247,836
                                        4,600,000    Media Partners International Holdings, Inc. +                          224,197
                                        2,800,000    Solomon Systech International Ltd. Industries Ltd.                     727,231
                                                                                                                  -----------------
                                                                                                                          2,199,264
                                                                                                                  -----------------

INDIA: 4.5%
                                        1,800,000    Ashok Leyland Ltd.                                                     732,854
                                           80,000    Bharat Electronics Ltd. +                                              942,478
                                           95,000    Bharat Heavy Electricals Ltd.                                        1,187,138
                                          350,000    Bharti Televentures Ltd. +                                           1,113,325
                                           27,316    Infosys Technologies Ltd.                                            1,008,188
                                          118,987    State Bank of India +                                                1,212,926
                                           46,110    Tata Consultancy Services Ltd.+                                      1,031,125
                                                                                                                  -----------------
                                                                                                                          7,228,034
                                                                                                                  -----------------

INDONESIA: 2.2%
                                        2,400,000    PT Astra International Tbk                                           1,796,132
                                        3,800,000    PT Telekomunikasi Indonesia (Series B)                               1,722,932
                                                                                                                  -----------------
                                                                                                                          3,519,064
                                                                                                                  -----------------

ISRAEL: 1.1%
                                           65,400    Teva Pharmaceutical Industries Ltd. (Sponsored ADR)                  1,697,130
                                                                                                                  -----------------

MALAYSIA: 3.0%
                                          250,000    Eon Capital Berhad                                                     361,842
                                          485,000    Genting Berhad                                                       2,156,974
                                          895,000    MAA Holdings Berhad                                                  1,212,961
                                        3,289,000    Multi-Purpose Holdings Berhad +                                        986,700
                                          328,900    Multi-Purpose Holdings Berhad
                                                       Rights (MYR 1.00, expiring 2/26/09)+                                  38,949
                                                                                                                  -----------------
                                                                                                                          4,757,426
                                                                                                                  -----------------
MEXICO: 5.7%
                                           60,000    America Movil S.A. de C.V. (Sponsored ADR)                           2,341,800
                                          920,000    Consorcio ARA S.A. de C.V. +                                         2,626,032
                                        2,003,500    Corporacion GEO S.A. de C.V. (Series B)+                             2,894,570
                                           50,000    Grupo Aeroportuario del Dureste S.A de C.V.                          1,105,000
                                           70,000    Grupo Industrial Saltillo de C.V.                                      115,581
                                                                                                                  -----------------
                                                                                                                          9,082,983
                                                                                                                  -----------------

PHILIPPINES: 0.9%
                                           60,000    Philippine Long Distance
                                                       Telephone Company (Sponsored ADR)                                  1,502,400
                                                                                                                  -----------------

RUSSIA: 0.2%
                                           75,000    AO Ritek                                                               310,500
                                                                                                                  -----------------

SINGAPORE: 2.8%
                                        1,721,000    First Engineering Ltd.                                               1,288,028
                                        4,512,000    Noble Group Ltd.                                                     3,108,859
                                                                                                                  -----------------
                                                                                                                          4,396,887
                                                                                                                  -----------------
SOUTH AFRICA: 12.0%
                                          205,000    ABSA Group Ltd.                                                      2,065,835
                                        2,666,000    African Bank Investments Ltd.                                        5,360,806
                                          765,000    Alexander Forbes Ltd.                                                1,349,979
                                           75,000    Anglo American PLC                                                   1,800,425
                                          240,000    Bidvest Group Ltd.                                                   2,340,521
                                        2,050,000    FirstRand Ltd.                                                       3,846,070
                                           13,500    Impala Platinum Holdings Ltd.                                        1,084,581
                                           85,000    Sappi Ltd.                                                           1,203,929
                                                                                                                  -----------------
                                                                                                                         19,052,146
                                                                                                                  -----------------

SOUTH KOREA: 26.0%
                                           27,500    Cheil Communications, Inc.                                           3,546,461
                                           31,000    Honam Petrochemical Corp.                                            1,227,616
                                           84,500    Hyundai Mobis                                                        4,256,188
                                          150,000    Hyundai Motor Co. Ltd.                                               6,917,065
                                          150,000    Insun ENT Co. Ltd.                                                   2,663,917
                                          120,000    Jusung Engineering Co. Ltd.+                                           951,455
                                          348,740    Kangwon Land, Inc.                                                   3,755,429
                                            1,537    Kookmin Bank (Sponsored ADR)+                                           48,938
                                           90,000    Korean Air Lines Co. Ltd. +                                          1,231,003
                                          120,000    Kumho Industrial Co. Ltd.                                            1,047,330
                                           12,000    Orion Corp.                                                            895,180
                                            5,500    POSCO                                                                  819,149
                                           45,000    POSCO (Sponsored ADR)                                                1,703,250
                                           16,650    Samsung Electronics Co. Ltd.                                         6,622,406
                                          185,000    SFA Engineering Corp.                                                1,992,184
                                            7,800    Shinsegae Co. Ltd.                                                   2,076,162
                                           10,000    SK Telecom Co. Ltd.                                                  1,524,099
                                                                                                                  -----------------
                                                                                                                         41,277,832
                                                                                                                  -----------------

TAIWAN: 11.5%
                                        1,719,499    Advantech Co. Ltd.                                                   3,516,927
                                          937,559    Amtran Technology Co. Ltd.                                             480,092
                                          759,000    Hon Hai Precision Industry Co. Ltd.                                  2,613,390
                                          301,088    MediaTek, Inc.                                                       2,020,249
                                          114,000    Novatek Microelectronics Ltd.                                          301,942
                                        1,366,850    Quanta Computer, Inc.                                                2,353,170
                                          458,975    Siliconware Precision Industries Co. (Sponsored ADR)                 1,546,746
                                          900,000    Taiwan Fu Hsing Industrial Co. Ltd.                                    807,828
                                        1,317,167    Taiwan Semiconductor Manufacturing Co. Ltd.                          1,678,438
                                          300,000    Tsann Kuen Enterprise Co. Ltd.                                         360,212
                                          931,500    Waffer Technology Co. Ltd.                                           1,548,845
                                        1,527,750    Yuanta Core Pacific Securities Co.+                                  1,079,047
                                                                                                                  -----------------
                                                                                                                         18,306,886
                                                                                                                  -----------------

THAILAND: 3.4%
                                       10,250,000    Asian Property Development Public Co. Ltd.                             960,164
                                          355,000    Bangkok Bank Public Co. Ltd.                                           809,935
                                        3,400,000    Bumrungrad Hospital Public Co. Ltd.                                  1,255,915
                                       20,550,000    Quality Houses Public Co. Ltd. +                                       590,403
                                        4,110,000    Quality Houses Public Co. Ltd. Warrants
                                                       (THB 1.20, expiring 9/11/08)+                                         36,714
                                        5,701,500    Royal Garden Resort Public Co. Ltd.                                    385,423
                                        1,500,000    Shin Corp. Public Co. Ltd.                                           1,367,093
                                                                                                                  -----------------
                                                                                                                          5,405,647
                                                                                                                  -----------------
TURKEY: 1.1%
                                        4,775,000    Haci Omer Sabanci
                                                     Holding A.S.(b)                                                      1,713,857
                                                                                                                  -----------------

VENEZUELA: 1.8%
                                          125,000    Compania Anonima Nacional
                                                     Telefonos de Venezuela (ADR)                                         2,816,250
                                                                                                                  -----------------

Total Common Stocks: 87.5%
(Cost: $99,729,023)                                                                                                     139,013,695
                                                                                                                  -----------------

Preferred Stocks
Brazil: 4.6%
                                        5,050,000    Caemi Mineracao e Metalurgia S.A.                                    3,179,433
                                           34,000    Gerdau S.A.                                                            554,180
                                        2,225,803    Itausa Investimentos Itau S.A.                                       2,973,966
                                           19,400    Petroleo Brasileiro S.A.                                               636,758
                                                                                                                  -----------------
Total Preferred Stocks: 4.6%                                                                                              7,344,337
(Cost: $4,963,058)                                                                                                -----------------

                                     Principal                                            Date of
                                     Amount                                               Maturity   Coupon
                                     -----------------------------------------------------------------------
Short-Term Obligation: 3.8%

                                     $5,995,000      Repurchase Agreement purchased on
                                                     9/30/04; (with State Street Bank &
                                                     Trust Co., collateralized by
                                                     $6,195,000 Federal National
                                                     Mortgages Association 1.91% due
                                                     6/22/06 with a value of $6,115,723)
                                                     (Cost: $5,995,000)                   10/01/04     1.65%              5,995,000
                                                                                                                  -----------------

Total Investments: 95.9%                                                                                                152,353,032
(Cost: $110,687,081)(c)                                                                                                   6,489,418
                                                                                                                  -----------------
Other assets less liabilities: 4.1%                                                                                   $ 158,842,450
                                                                                                                  ==================
Net Assets: 100%


(a)  Unless otherwise indicated, securities owned are shares of common stock.

(b)  These shares are denominated in blocks of 100.

(c) For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $41,665,951, of which $45,788,644 related to appreciated securities and $4,122,693 related to depreciated securities.

+     Non-income producing

Glossary:

ADR - American Depositary Receipt

Summary of Investments by Industry                               % of Net Assets
----------------------------------                               ---------------
Advertising Agencies                                                      2.2%
Advertising Sales                                                         0.1%
Agricultural Biotech                                                      0.7%
Airlines                                                                  0.7%
Airport Development/ Maintenance                                          0.7%
Appliances                                                                0.2%
Applications Software                                                     1.3%
Auto- Cars/ Light Trucks                                                  4.3%
Auto- Medium and Heavy Duty Trucks                                        0.5%
Auto/ Truck Parts & Equipment- Original                                   2.7%
Building & Construction- Miscellaneous                                    0.7%
Building- Residential/ Commercial                                         2.4%
Casino Hotels                                                             3.7%
Cellular Telecom                                                          2.4%
Coal                                                                      0.9%
Commercial Banks Non-US                                                   5.2%
Computers                                                                 3.7%
Computers- Peripheral Equipment                                           1.3%
Diversified Materials                                                     3.6%
Diversified Minerals                                                      1.1%
Diversified Operations                                                    7.1%
Electric Products- Miscellaneous                                          4.2%
Electronic Components -Miscellaneous                                      2.2%
Electronic Components -Semiconductors                                     1.3%
Finance- Consumer Loans                                                   3.4%
Finance- Investment Banker & Broker                                       0.7%
Finance- Other Services                                                   0.8%
Food- Confectionery                                                       0.6%
Home Hardware Manufacturer                                                0.5%
Hotels & Motels                                                           0.2%
Industrial Automations/ Robot                                             1.2%
Machinery- General Industry                                               0.8%
Medical- Generic Drugs                                                    1.1%
Medical- Hospitals                                                        0.8%
Metal- Aluminum                                                           1.2%
Multi- Line Insurance                                                     0.8%
Oil Comp- Exploration & Production                                        1.2%
Oil Company- Integrated                                                   2.3%
Paper & Related Products                                                  2.7%
Petrochemicals                                                            0.8%
Platinum                                                                  0.7%
Power Conversion/ Supply Equipment                                        0.8%
Real Estate Operations & Development                                      2.0%
Retail- Automobile                                                        1.1%
Retail- Discount                                                          1.3%
Rubber/ Plastic Products                                                  0.8%
Semiconductor Components- Integrated Circuits                             2.7%
Semiconductor Equipment                                                   0.6%
Steel- Producers                                                          1.9%
Telecom Services                                                          2.7%
Telephone- Integrated                                                     2.7%
Textile- Products                                                         0.8%
Waste Disposal                                                            1.7%
Short Term Obligation                                                     3.8%
Other assets less liabilities                                             4.1%
                                                                      ----------
                                                                          100%
                                                                      ==========


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Emerging Markets Fund


By Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer,
     Worldwide Emerging Markets Fund
     ----------------------------------------------------------------

Date November 23, 2004
     -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer,
     Worldwide Emerging Markets Fund
     ----------------------------------------------------------------

Date November 23, 2004
     -----------------